PROVISIONS, CONTINGENCIES AND COMMITMENTS - Provisions Overview (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions, beginning balance	$ 2,632	$ 2,991
Additions	1,176	953
Deductions/ Payments	(973)	(392)
Effects of foreign exchange and other movements	(273)	55
Divestments and reclassification to held for sale		(975)
Short-term provisions	1,064	935	$ 516
Long-term provisions	1,498	1,697	$ 2,475
Provisions, ending balance	2,562	2,632
Environmental
Disclosure of other provisions [line items]
Provisions, beginning balance	661	1,074
Additions	47	137
Deductions/ Payments	(65)	(88)
Effects of foreign exchange and other movements	(48)	57
Divestments and reclassification to held for sale		(519)
Provisions, ending balance	595	661
Emission obligations
Disclosure of other provisions [line items]
Provisions, beginning balance	571	484
Additions	606	373
Deductions/ Payments	(565)	(92)
Effects of foreign exchange and other movements	(120)	(40)
Divestments and reclassification to held for sale		(154)
Provisions, ending balance	492	571
Asset retirement obligations
Disclosure of other provisions [line items]
Provisions, beginning balance	397	478
Additions	20	21
Deductions/ Payments	(5)	(10)
Effects of foreign exchange and other movements	(15)	41
Divestments and reclassification to held for sale		(133)
Provisions, ending balance	397	397
Site restoration
Disclosure of other provisions [line items]
Provisions, beginning balance	309	136
Additions	25	167
Deductions/ Payments	(93)	(12)
Effects of foreign exchange and other movements	(21)	18
Divestments and reclassification to held for sale		0
Provisions, ending balance	220	309
Staff related obligations
Disclosure of other provisions [line items]
Provisions, beginning balance	127	185
Additions	40	88
Deductions/ Payments	(31)	(41)
Effects of foreign exchange and other movements	(16)	(14)
Divestments and reclassification to held for sale		(91)
Provisions, ending balance	120	127
Voluntary separation plans
Disclosure of other provisions [line items]
Provisions, beginning balance	55	47
Additions	13	30
Deductions/ Payments	(27)	(38)
Effects of foreign exchange and other movements	(10)	20
Divestments and reclassification to held for sale		(4)
Provisions, ending balance	31	55
Litigation and other (see note 9.3)
Disclosure of other provisions [line items]
Provisions, beginning balance	269	312
Additions	143	40
Deductions/ Payments	(70)	(36)
Effects of foreign exchange and other movements	(19)	(39)
Divestments and reclassification to held for sale		(8)
Provisions, ending balance	323	269
Tax claims
Disclosure of other provisions [line items]
Provisions, beginning balance	62	81
Additions	32	5
Deductions/ Payments	(10)	(6)
Effects of foreign exchange and other movements	(5)	(18)
Divestments and reclassification to held for sale		0
Provisions, ending balance	79	62
Other legal claims
Disclosure of other provisions [line items]
Provisions, beginning balance	207	231
Additions	111	35
Deductions/ Payments	(60)	(30)
Effects of foreign exchange and other movements	(14)	(21)
Divestments and reclassification to held for sale		(8)
Provisions, ending balance	244	207
Commercial agreements and onerous contracts
Disclosure of other provisions [line items]
Provisions, beginning balance	25	46
Additions	4	68
Deductions/ Payments	(5)	(31)
Effects of foreign exchange and other movements	(1)	(4)
Divestments and reclassification to held for sale		(54)
Provisions, ending balance	23	25
Other
Disclosure of other provisions [line items]
Provisions, beginning balance	218	229
Additions	278	29
Deductions/ Payments	(112)	(44)
Effects of foreign exchange and other movements	(23)	16
Divestments and reclassification to held for sale		(12)
Provisions, ending balance	$ 361	$ 218